Stockholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance as of January 1, 2012			$ 18,717	$ 1,691	$ 1,691
Balance as of January 1, 2012, Shares			52,536,252	52,536,252	52,536,252
Net income	6,485	2,300	9,382	2,217	16,592	104	(16,028)
Issuance of common stock, net of underwriters’ discounts and commissions			264,091
Offering costs—other			(4,248)
Stock compensation			12
Repurchase of common stock			(4,700)		(174)	(174)
Foreign currency translation adjustment, net of tax			374
Balance as of June 24, 2012	283,628		283,628		18,717	1,691
Balance as of January 1, 2012, Shares	68,144,473		68,144,473		52,536,252	52,536,252
Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance as of January 1, 2012			525
Balance as of January 1, 2012, Shares			52,536,252
Issuance of common stock, net of underwriters’ discounts and commissions			156				525
Issuance of common stock, net of underwriters’ discounts and commissions, Shares			15,608,221				52,516,033
Balance as of June 24, 2012	681		681
Balance as of January 1, 2012, Shares	68,144,473		68,144,473
Additional Paid-in Capital [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance as of January 1, 2012			48,968
Issuance of common stock, net of underwriters’ discounts and commissions			263,935				9,475
Offering costs—other			(4,248)
Stock compensation			12
Balance as of June 24, 2012	308,667		308,667
Treasury Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance as of January 1, 2012			(174)
Repurchase of common stock			(4,700)
Balance as of June 24, 2012	(4,874)		(4,874)
Accumulated Deficit [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance as of January 1, 2012			(29,617)
Net income			9,382		16,592	104	(16,028)
Balance as of June 24, 2012	(20,235)		(20,235)		(29,617)
Accumulated Other Comprehensive Income (Loss) [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance as of January 1, 2012			(985)
Foreign currency translation adjustment, net of tax			374
Balance as of June 24, 2012	$ (611)		$ (611)